September 25, 2012

VIA EDGAR

Bo Howell

Senior Counsel

Office of Disclosure and Review

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541, 811-21872

Dear Mr. Howell:

On July 13, 2012, Mutual Fund Series Trust (the "Registrant"), on behalf of the SignalPoint Global Fund (the "Fund"), a series of the Registrant, filed a registration statement on Form N-1A.  On behalf of the Registrant, enclosed herewith for filing pursuant to Rule 485(b) promulgated under the Securities Act of 1933, please find Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A (the “Amendment”).  The Amendment incorporates certain amendments and conforming changes to the Fund’s Registration Statement, including responses to oral comments you provided to Emily Little on August 20, 2012 and a change in the Fund’s name to “SignalPoint Global Alpha Fund.”  We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).Please find below a summary of your comments and the Registrant's responses, which the Registrant has authorized Thompson Hine LLP to make on behalf of the Registrant.

Comment 1.

Fund Summary.  Please confirm that the expense limitation agreement for the Fund will be filed in a post-effective amendment to the Registrant's Registration Statement.

Response:The Registrant has confirmed to us that the expense limitation agreement for the Fund will be filed in a post-effective amendment to the Registrant’s Registration Statement.

Comment 2.

Fund Summary – Principal Investment Strategies.  The Principal Investment Strategy indicates that the Fund will invest “primarily in a diversified portfolio of sector and geographically based…ETFs…”  Please include a brief definition of “sector,” generally.

Response: The Registrant has revised the disclosure contained in the “Fund Summary – Principal Investment Strategies” and “Additional Information about the Fund’s Principal Investment Strategies and Risks – Principal Investment Strategies” sections of the prospectus to clarify the definition of an industry sector ETF.

Comment 3.

Fund Summary – Principal Investment Strategies.  The Principal Investment Strategy indicates that the Fund’s equity exposure will be weighted “approximately 60% domestic and 40% international.”  Please define “domestic” and “international.”

Response:The Registrant has revised the disclosure contained in the “Fund Summary – Principal Investment Strategies” and “Additional Information about the Fund’s Principal Investment Strategies and Risks – Principal Investment Strategies” sections of the prospectus to state

“Under normal market conditions, the Fund’s equity exposure is designed to have a weighting of approximately 60% in domestic ETFs, which Signal Point Capital Management, LLC (“SignalPoint”), the Fund’s investment adviser, defines as ETFs that generally invest in companies that are listed on U.S. exchanges or organized in the U.S.) and 40% in international ETFs, which SignalPoint defines as ETFs that generally invest in companies that are economically tied to, or organized in, countries outside the United States.”

Comment 4.

Fund Summary – Principal Investment Strategies.  The Principal Investment Strategy indicates that cash allocations will be used as the primary risk controlling mechanism for the Fund.  Please provide an example of how or when cash allocations will be utilized; for example, cash allocations will increase when…, and will decrease when…

Response:The Registrant has added the following disclosure to the“Fund Summary – Principal Investment Strategies” and “Additional Information about the Fund’s Principal Investment Strategies and Risks – Principal Investment Strategies” sections of the prospectus:

“Generally, the Fund’s cash allocations will increase as the level of risk increases or decrease as the level of risk decreases, as measured by the MRI.”

Comment 5.

Fund Summary – Principal Risks of Investing in the Fund.  Please confirm that the Fund will not use derivatives to manage risk.  If the Fund will use derivatives to manage risk, please update the risk disclosure in the prospectus and SAI accordingly.

Response:The Registrant has confirmed to us that the Fund does not intend to use derivatives to manage risk.

Comment 6.

Investment Objective.  The Fund is described as “non-diversified” in the last paragraph of the “Principal Investment Strategies” section of the Fund Summary, and as “diversified” in the first paragraph of the same section, as well as in the Principal Investment Strategies section of the statutory prospectus.  Please reconcile this apparent discrepancy.

Response: The Registrant has confirmed that it is a diversified fund. The last paragraph  of the “Fund Summary – Principal Investment Strategies” and of the “Additional Information about the Fund’ Principal Investment Strategies and Risks – Principal Investment Strategies” sections of the prospectusthat describe the fund as non-diversified have been deleted.

Comment 7.

Principal Investment Strategies.  The Item 4 and Item 9 disclosures are identical.  Please revise such that Item 4 is a summary and Item 9 provides a more detailed disclosure in Item 9.

Response:  The Registrant has revised the Item 9 disclosure (“Additional Information about the Fund’ Principal Investment Strategies and Risks – Principal Investment Strategies”) to provide more detailed disclosure of the Fund’s primary investment strategies.

Comment 8.

Management of the Fund.  Please provide dates to correspond to Thomas M. Veale’s experience listed in his biographical information.  Five years of work history must be shown.

Response:  The Registrant has revised the disclosure regarding Mr. Veale’s experience to include corresponding dates.

Comment 9.

SAI – Investment Restrictions.  Subsection (g) discusses the Fund’s concentration policy.  Please confirm and disclose that the Fund will look through to underlying funds to determine that the Fund is meeting its concentration policy.

Response:  The Registrant has confirmed to us that the Fund will look through to the underlying funds to determine that the Fund is adhering to its concentration policy.

Comment 10.

SAI – Additional Information About Investments and Risks.  Please confirm that expenses related to “Business Development Companies” are reflected in the AFFE line in the fee table in the prospectus.

Response: The Registrant has confirmed to us that the expenses related to Business Development Companies are reflected in the AFFE line in the fee table in the prospectus.

Comment 11.

SAI – Trustees and Officers.  In the discussion of the Leadership Structure, consistent with Item 17b-1, please explain why the Registrant believes that the leadership structure is appropriate.  In particular, please explain what the determination of appropriateness is based on.

Response:The Registrant’s current disclosure provides an explanation of the basis for the Registrant’s belief that the leadership structure of the Board of Trustees is appropriate and is consistent with the requirements of Item 17(b)(1) of Form N-1A.

*          *          *

The Registrant has authorized us to convey to you that the Registrant acknowledges:

•

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

•

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any further questions or additional comments, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/Thompson Hine LLP

Thompson Hine LLP